CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents [abstract]
CASH AND CASH EQUIVALENTS	CASH AND CASH EQUIVALENTS

	As at December 31, 2025	As at December 31, 2024
Bank balances	$479,777	$224,994
	$479,777	$224,994

Due to the short-term nature of cash and cash equivalents the carrying amount is deemed to approximate the fair value.

Restricted cash

	As at December 31, 2025	As at December 31, 2024
Restricted cash	$17,109	$6,494
	$17,109	$6,494

The Company is required to have certain amounts of cash be kept in cash in separate restricted accounts to comply with environmental matters and ongoing legal cases in Cote d’Ivoire. As at December 31, 2025, such amounts totalled $17.1 million (2024: $6.5 million).

CASH AND CASH EQUIVALENTS	CASH AND CASH EQUIVALENTS

	As at December 31, 2025	As at December 31, 2024
Bank balances	$479,777	$224,994
	$479,777	$224,994

Due to the short-term nature of cash and cash equivalents the carrying amount is deemed to approximate the fair value.

Restricted cash

	As at December 31, 2025	As at December 31, 2024
Restricted cash	$17,109	$6,494
	$17,109	$6,494

The Company is required to have certain amounts of cash be kept in cash in separate restricted accounts to comply with environmental matters and ongoing legal cases in Cote d’Ivoire. As at December 31, 2025, such amounts totalled $17.1 million (2024: $6.5 million).